(LOGO) AF
                                 AQUINAS FUNDS

                              -------------------
                               SEMI-ANNUAL REPORT
                              -------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                              -------------------
                                 June 30, 2001
                              -------------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:                                                     JUNE 2001

The "STEALTH BEAR MARKET" finally unveiled itself early in the first quarter of 2001. We have commented in the past that market indices were being distorted by a relatively small group of stocks that had received unwarranted (in our opinion) valuations. Many people were unaware that as far back as 1999 the conditions were being set for the market meltdown in 2001.

Let's review the following comment from our 12/31/99 ANNUAL REPORT:
     "Let's look at the indices. Almost half the stocks in the S&P 500R were flat to down for the year! 20% of the S&P stocks fell more than 25%! ONLY SEVEN STOCKS contributed HALF of the S&P 500R performance AND THE TOP 30 STOCKS of the S&P CONTRIBUTED ALL OF THE RETURN! These are not signs of a robust bull market.
     There is more-ALMOST HALF THE STOCKS ON THE NEW YORK STOCK EXCHANGE (NYSE) WERE DOWN 10% OR MORE and only one-third of the NYSE were actually up for the year."

ON 12/31/2000 WE WROTE:
     "One of our portfolio managers pointed out to us that the real return of the Nasdaq over the two years 1999-2000 was an average 6% a year with a lot of heartburn. And many of the day traders are "out of business." Here are the (2000) market index results:
     Nasdaq Composite                      -39.18%
     S&P 500R                               -9.10%
     Dow Jones Industrial Average           -4.71%
     Russell 3000 Index                     -7.46%

NOW IT IS JUNE 30, 2001, and we believe that we are finally poised for a return to fundamentals. The "New Economy" gibberish has been replaced with the reality that the "Old Economy" will migrate more slowly to a tech based "New Economy" at the seemingly glacial pace that our Agriculture Age migrated to the Industrial Age and then migrated to the Service Age. While it took longer than expected, the markets finally exhibited rational behavior as the first quarter crash reflected basic investment fundamentals. To that end, Aquinas Funds performed well on a relative basis. In the second quarter of 2001, the Aquinas Funds participated in the partial rebound.

Here are the index results for the six months ended JUNE 30, 2001:
     Nasdaq Composite                      -12.38%
     S&P 500R                               -6.70%
     Dow Jones Industrial Average           -1.85%
     Russell 3000 Index                     -6.11%
     Lehman Bros. Gov't/Credit Bond Index    3.51%
     Russell 3000 Value Index               -0.34%
     Russell 2000 Index                      6.85%

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

Our long-term investing style remains consistent and we continued to buy securities during the first quarter down period, which resulted in our Funds being fully invested when the markets resumed their positive course. As of this writing, it appears that the bottom of the bear market was April 4, 2001. A report published in USA Today states that average recovery of the S&P 500R one year after reaching the bottom of a bear market (there were 13 bear markets since 1931) was about 46% with the smallest amount of increase at 20%. The reason that one invests in U.S. stocks and bonds is based upon an assumption that over the long term, the investments are profitable. History has shown that the patient investor is fairly rewarded.

In tough economic times, the bond portfolio usually has a good opportunity to perform well. This is because interest rates usually drop during the economic downturn. When interest rates fall, most bond funds have gains as bond prices increase. As you will see in the comments on the Aquinas Fixed Income Fund, our bond portfolio performance was wonderful during the first six months of 2001.

--------------------------------------------------------------------------------
                                                   THREE     FIVE     AVERAGE
                                                   YEAR      YEAR     ANNUAL
  TOTAL RETURNS FOR THE         SIX       ONE     AVERAGE   AVERAGE    SINCE
  PERIODS ENDED JUNE 30, 2001 MONTHS     YEAR     ANNUAL    ANNUAL INCEPTION(1)
--------------------------------------------------------------------------------
  Aquinas Fixed Income Fund    4.16%    10.19%     4.88%     6.31%     5.59%
--------------------------------------------------------------------------------
  Aquinas Value Fund          -2.17%     3.67%    -0.60%     7.89%    10.35%
--------------------------------------------------------------------------------
  Aquinas Growth Fund         -8.62%   -12.55%     6.50%    14.46%    14.24%
--------------------------------------------------------------------------------
  Aquinas Small-Cap Fund(2)   -6.42%    -4.84%     0.76%     7.06%     8.15%
--------------------------------------------------------------------------------

(1) Inception date of January 3, 1994. Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(2) Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

AQUINAS FIXED INCOME FUND returned 4.16% for the six months compared to the Lehman Gov't./Credit Bond Index of 3.51% and the Lipper A-Rated Bond Index of 3.65%. We did better than the indices because of our investment grade, quality corporate portfolio and the return of normal spreads between government securities and corporate securities. We make use of imbedded puts in a portion of the portfolio and this also improves our returns whenever interest rates move rapidly in either direction. The Federal Reserve cut interest rates numerous times in the first six months of the year and our securities with "puts" increased in value more rapidly than basic bonds. Beating a bond index is not easy because an index is never in a cash position while a mutual fund must have some cash to accommodate redemption requests by shareholders.

AQUINAS SMALL-CAP FUND returned -6.42% for the six months through 6/30/01 versus 6.85% for the Russell 2000 Index. Aquinas Small-Cap is currently growth oriented while the value part of the Russell 2000 was the source of most of its return. As the Aquinas Small-Cap Fund becomes larger, we intend to add a

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

value sub-adviser to it. As style rotation continues, we believe the growth style part of the Russell 2000 will be the better style to be in for the shorter run. The Aquinas Small-Cap Fund was formerly a balanced fund until 11/1/00 when the investment objective changed. It takes awhile to refocus efforts and become fully invested, especially in the face of a major market meltdown. We ask our investors to be patient. The Fund's sub-adviser, John McStay Investment Counsel, has an excellent long-term record as a small-cap manager. The April 30, 2001 prospectus has that record and we will be happy to provide it to any investors for their review again.

AQUINAS GROWTH FUND returned -8.62% in the first six months of this year. For the second quarter of 2001, the return was a positive 9.95%. In comparison, the Russell 3000 had a return of -6.11% for six months and only 6.88% for the second quarter. Investors are aware of the market downturn and crash of the dot.com companies as well as many tech-oriented firms. Our Fund did not go down as far as most peers because of our added portfolio diversity and the fact that we had less technology in the portfolio than many similar large-cap managers. As mentioned in the initial comments of the letter to shareholders, the dot.com, technology, media and telecommunications euphoria which was often called the "New Economy" was over-hyped by the media and Wall Street. At Aquinas, we have continually stated that we do not attempt to time the market even when the situation appears overvalued. We do attempt to use diversification to reduce volatility and this did work for us. Your Aquinas Growth Fund has almost double the number of securities as the average growth fund. While no one likes to have a down year, it helps to realize that you are down less than most of the other funds. By remaining fully invested, we are able to capture the major upswings as they occur.

AQUINAS VALUE FUND returned -2.17% for the first six months of 2001 and a positive 4.00% for the second quarter. This compares to -0.34% and 5.35% for the Russell 3000 Value Index and -6.70% and 5.85% for the S&P 500R Index. The Lipper Large-Cap Value Index was -3.65% and 4.45% for the same time periods. We changed one of the portfolio managers in November 2000 and we are now starting to see the positive benefits of that change. Over the long run, we believe that this Fund will achieve all of the elements that professional investors expect from a value style fund including stability of style, good diversification and consistent performance at or above the peer level.

In the area of Catholic values investing, we have more good news. Target stores has discontinued giving donations to Planned Parenthood. Tenet Hospitals now has an ethics policy in place that places value on human life and disallows elective abortions to take place in their hospitals. Tenet has a confidential hot line set up for any employee to call on ethics violations. It also makes excellent business sense for them and they were recently able to purchase two Catholic hospitals in Florida as a result. We initially contacted Bristol-Myers Squibb
(BMS) in 1995 on pro-life issues. At that time they decided to stop investing in R&D for the contraceptive business line. As research and development stops, eventually, product lines get outdated. They just provided us with a report indicating that they have divested their contraceptive pill

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

business line. Additionally, our research indicates that they have not donated to Planned Parenthood since 1988. We believe that BMS now meets the pro-life criteria that we value.

AT&T (formerly "Ma Bell") still remains a "call girl." While it is sad that a formerly revered institution has brought in management with neither a moral compass nor a concept of civic responsibility, we continue to work to eliminate their distribution of arguably obscene pay-per-view movies on their cable systems which has a porn channel called the "Hot Network." A meeting was held in April among the leaders of major religions and C. Michael Armstrong, CEO, of AT&T. At that meeting he stated that AT&T would stop the porno if Direct TV (a competitor) would stop. Armstrong neglected to mention that he had formerly been head of Hughes Electronics, which is the owner of Direct TV. Aquinas has also provided AT&T directors with documentation that we believe shows that organized crime is a major movie supplier to the "Hot Network." Under repeated challenges by Aquinas to the AT&T legal department, AT&T has not refuted the accuracy of this information. Aquinas has a partial victory in that AT&T did write that it would not offer the pornography in the Dallas-Ft. Worth area where Aquinas is headquartered.

As America's Catholic mutual funds, the Aquinas Funds is leading the way toward a better corporate America. Thank you for your confidence in us.

Sincerely,

/s/Frank Rauscher

Frank Rauscher
President and Treasurer

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


 Principal
   Amount                                                               Value
 ---------                                                            ---------

               FIXED INCOME BONDS 98.5%

               ASSET-BACKED SECURITIES 16.2%
   $280,574    Amresco Residential Securities
               Mortgage Loan Trust, 7.615%, 3/25/27                   $284,646
    260,000    Bank America Master Credit Card,
               4.09%, 7/15/04                                          260,154
    350,000    Capital Auto Receivables Asset Trust,
               5.68%, 8/15/04                                          353,731
    240,000    Carco Auto Loan Master Trust,
               4.03%, 11/17/03                                         239,937
    572,113    Chase Commercial Mortgage
               Securities Corp., 6.34%, 12/18/06                       582,495
    613,201    Chase Commercial Mortgage
               Securities Corp., 6.45%, 12/12/29                       626,204
    120,000    Conseco Finance Home Loan
               Trust 2000-E, 8.02%, 8/15/31                            125,025
    615,000    FGCI 15 Year TBA, 6.50%, 7/15/16                        617,109
    100,000    First Chicago Master Trust II,
               4.11%, 4/15/03                                          100,012
    325,000    First Chicago Master Trust II,
               4.22%, 12/15/03                                         325,465
    300,000    First Union Commercial Mortgage,
               7.39%, 12/15/31                                         314,148
    618,499    First Union - Lehman Brothers,
               6.479%, 3/15/04                                         628,590
     90,000    First USA Credit Card Master Trust,
               4.07%, 4/19/04                                           90,006
    115,000    Fleet Credit Card Master Trust,
               4.08%, 5/15/04                                          115,002
    315,000    Fleet Credit Card Master Trust II,
               4.09%, 9/15/05                                          315,269
    880,000    FNCI 15 Year TBA, 5.50%, 7/15/16                        849,474
    139,838    GMAC Commercial Mortgage,
               6.83%, 12/15/03                                         141,852
    190,660    J.P. Morgan CMFC,
               6.952%, 9/15/29                                         192,319

 Principal
   Amount                                                               Value
 ---------                                                            ---------

               ASSET-BACKED SECURITIES 16.2% (CONT'D.)
   $200,000    MBNA Master Credit Card Trust,
               7.35%, 7/16/07                                      $   211,648
    115,000    Merrill Lynch Mortgage
               Investors, Inc., 7.56%, 11/15/31                        121,081
    288,901    Morgan Stanley Capital Funding I,
               6.19%, 1/15/07                                          292,727
    420,436    Morgan Stanley Capital Funding I,
               6.25%, 7/15/07                                          427,025
    320,000    Norwest Asset Securities Corp.,
               6.00%, 1/25/29                                          280,768
    120,000    Salomon Brothers Mortgage
               Securities VII, 7.80%, 10/25/26                         124,964
                                                                 -------------
                                                                     7,619,651
                                                                 -------------

               CORPORATE BONDS 61.9%
    180,000    Abitibi-Consolidated, Inc.,
               8.30%, 8/1/05                                           189,319
     50,000    Alcoa, Inc., 7.375%, 8/1/10                              52,710
    220,000    American Airlines, 7.024%, 10/15/09                     223,987
    125,000    AXA Financial, Inc.,
               7.75%, 8/1/10                                           133,098
    585,000    Bank One Corp., 6.50% 2/1/06                            592,387
    355,000    Bellsouth Capital Funding,
               6.04%, 11/15/26                                         355,772
    900,000    Bellsouth Capital Funding,
               7.12%, 7/15/97                                          836,516
    209,000    Bellsouth Telecom, 7.00%, 12/1/95                       191,111
    420,000    British Telecom PLC,
               8.625%, 12/15/30                                        458,034
    205,000    Capital One Bank, 6.875%, 2/1/06                        200,123
    120,000    C.I.T. Group, Inc., 6.50%, 2/7/06                       121,604
    100,000    Citigroup, Inc., 6.50%, 1/18/11                          99,255
    400,000    Citigroup, Inc., 6.875%, 6/1/25                         412,556
    190,000    Clear Channel Communications,
               7.875%, 6/15/05                                         199,559
  1,275,000    Coca-Cola Enterprises, Inc.,
               7.00%, 10/1/26                                        1,334,634

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)
 Principal
   Amount                                                               Value
 ---------                                                            ---------

               CORPORATE BONDS 61.9% (CONT'D.)
$  140,000     Coca-Cola Enterprises, Inc.,
               6.75%, 9/15/28                                      $   133,731
    600,000    Commercial Credit Co., 7.875%, 2/1/25                   650,257
    194,515    Continental Airlines, 8.048%, 11/1/20                   205,853
    130,000    Deere and Co., 7.125%, 3/3/31                           126,709
    400,000    Delta Air Lines, 7.57%, 11/18/10                        421,700
     71,000    East Coast Power LLC, 7.066%, 3/31/12                    69,661
    420,000    Edison International, Inc., 6.875%, 9/15/04             336,000
    175,000    El Paso Energy Corp., 6.75%, 5/15/09                    168,303
    100,000    EOP Operating LP, 6.375%, 1/15/02                       100,764
    515,000    EOP Operating LP, 6.376%, 2/15/02                       518,709
    150,000    EOP Operating LP, 6.376%, 8/1/10                        158,522
    190,000    First Union Corp., 6.40%, 4/1/08                        185,916
    295,000    First Union Corp., 6.824%, 8/1/26                       304,707
  1,000,000    First Union Corp., 7.50%, 4/15/35                     1,044,929
    130,000    Ford Motor Co., 7.45%, 7/16/31                          124,776
  1,200,000    Ford Motor Credit Co., 7.375%, 10/28/09               1,216,608
    150,000    Fred Meyer, Inc., 7.375%, 3/1/05                        155,569
    575,000    G.E. Capital Corp., 7.50%, 6/5/03                       603,952
    300,000    General Motors Acceptance Corp., 5.80%, 3/12/03         302,300
    130,000    General Motors Acceptance Corp., 6.75%, 1/15/06         132,009
    750,000    General Motors Acceptance Corp., 8.875%, 6/1/10         843,059
    950,000    Grand Metropolitan Investment PLC,
               7.45%, 4/15/35                                          994,356
    175,000    Hanson PLC, 7.875%, 9/27/10                             181,653
  1,160,000    Heller Financial, Inc., 6.00%, 3/19/04                1,168,766
    160,000    Hilton Hotels Corp., 7.625%, 5/15/08                    156,042
    200,000    Household Finance Corp.,
               6.50%, 1/24/06                                          202,699

 Principal
   Amount                                                               Value
 ---------                                                            ---------

               CORPORATE BONDS 61.9% (CONT'D.)
 $1,000,000    Household Finance Corp.,
               7.20%, 7/15/06                                       $1,044,024
  1,000,000    Hydro-Quebec, 8.05%, 7/7/24                           1,121,042
    800,000    IBM Corp., 6.22%, 8/1/27                                821,555
    112,366    Indiantown Cogeneration,
               9.26%, 12/15/10                                         122,561
    150,000    Lehman Brothers Hldg., Inc.,
               7.75%, 1/15/05                                          157,808
  1,290,000    Lehman Brothers Hldg., Inc.,
               8.80%, 3/1/15                                         1,455,396
    125,000    Morgan Stanley Dean Witter,
               6.75%, 4/15/11                                          124,133
  1,030,000    Motorola, Inc., 6.50%, 9/1/25                           959,318
    700,000    NationsBank Corp., 8.57%, 11/15/24                      787,333
    175,000    News America, Inc.,
               6.625%, 1/9/08                                          171,033
    480,000    Norfolk Southern Corp.,
               7.05%, 5/1/37                                           492,638
    123,825    NRG South Central LLC,
               8.962%, 3/15/16                                         131,907
    175,000    Occidental Petroleum,
               8.45%, 2/15/29                                          194,123
    605,000    Procter & Gamble, 8.00%, 9/1/24                         683,216
    225,000    Southern California Edison,
               7.20%, 11/3/03                                          164,250
    160,000    Textron Financial Co.,
               5.95%, 3/15/04                                          160,866
    900,000    Transamerica Financial Corp.,
               7.25%, 8/15/02                                          920,644
    930,000    Tyco International Group,
               6.25%, 6/15/03                                          943,326
    200,000    US West Capital Funding,
               6.375%, 7/15/08                                         191,037
    139,000    Utilicorp United, Inc., 7.95%, 2/1/11                   139,907
     70,000    Washington Mutual, Inc.,
               6.25%, 5/15/06                                           70,235

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


 Principal
   Amount                                                               Value
 ---------                                                            ---------

               CORPORATE BONDS 61.9% (CONT'D.)
 $1,000,000    WMX Technologies, Inc.,
               7.10%, 8/1/26                                      $  1,018,913
  1,200,000    WorldCom, Inc.,
               7.75%, 4/1/27                                         1,197,646
    130,000    WorldCom, Inc.,
               8.25%, 5/15/31                                          127,512
                                                                 -------------
                                                                    29,108,638
                                                                 -------------

               FOREIGN GOVERNMENT AGENCIES 0.8%
    130,000    Malaysia, 8.75%, 6/1/09                                 139,701
    220,000    Republic of Columbia,
               9.75%, 4/9/11                                           224,950
                                                                 -------------
                                                                       364,651
                                                                 -------------

               U.S. GOVERNMENT AGENCIES 8.4%
    116,752    FGLMC, Pool G00598, 8.50%, 11/1/26                      123,167
    236,946    FHLMC, Pool 555316, 9.00%, 6/1/19                       249,898
    375,000    FHLMC, 6.25%, 2/15/22                                   380,336
    188,123    FHLMC, 9.50%, 12/1/22                                   203,871
    362,088    FHLMC, 7.264%, 8/1/29                                   371,713
    295,000    FHLMC, 6.75%, 3/15/31                                   302,676
    635,000    FNMA, 5.50%, 2/15/06                                    634,207
    500,000    FNMA, 6.625%, 9/15/09                                   517,937
    315,000    FNMA, 7.00%, 4/25/20                                    314,046
    200,000    FNMA, 6.50%, 7/25/22                                    203,084
     41,691    FNMA, 7.233%, 4/1/30                                     42,390
    265,000    GNMA, 6.092%, 6/16/21                                   258,142
    216,196    GNSF, Pool 780904,
               9.50%, 7/15/18                                          237,886
    139,780    GNSF, Pool 781214,
               8.50%, 12/15/27                                         146,947
                                                                 -------------
                                                                     3,986,300
                                                                 -------------

 Principal
   Amount                                                               Value
 ---------                                                            ---------

               U.S. TREASURY OBLIGATIONS 11.2%
 $1,295,000    U.S. Treasury Note,
               5.50%, 2/28/03                                     $  1,321,759
    750,000    U.S. Treasury Note,
               4.25%, 11/15/03                                         746,497
    110,000    U.S. Treasury Note,
               4.625%, 5/15/06                                         108,487
  1,300,000    U.S. Treasury Bond,
               8.125%, 8/15/19                                       1,618,304
    750,000    U.S. Treasury Bond,
               8.00%, 11/15/21                                         934,087
  1,265,000    U.S. Treasury Strips, 5/15/18                           456,057
     70,000    U.S. Treasury Strips, 2/15/20                            22,658
    200,000    U.S. Treasury Strips, 11/15/21                           58,234
                                                                 -------------
                                                                     5,266,083
                                                                 -------------
               Total Fixed Income Bonds
               (cost $45,899,763)                                   46,345,323
                                                                 -------------

               SHORT-TERM INVESTMENT 4.0%

  1,863,538    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 2.23%
               (cost $1,863,538)                                     1,863,538
                                                                 -------------

               Total Investments 102.5%
               (cost $47,763,301)                                   48,208,861

               Liabilities less
               Other Assets (2.5)%                                 (1,173,447)
                                                                 -------------

               Net Assets 100.0%                                   $47,035,414
                                                                 =============

               See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               COMMON STOCKS 96.6%

               AEROSPACE 2.6%
      9,600    The Boeing Co.                                      $   533,760
      2,900    General Dynamics Corp.                                  225,649
     14,000    Lockheed Martin Corp.                                   518,700
                                                                 -------------
                                                                     1,278,109
                                                                 -------------
               AIRLINES 1.0%
     11,700    Delta Air Lines, Inc.                                   515,736
                                                                 -------------

               ALUMINUM PRODUCTS 2.1%
     26,100    Alcoa, Inc.                                           1,028,340
                                                                 -------------

               BANKING 9.1%
     18,000    Bank of America Corp.                                 1,080,540
     23,800    Bank of New York Co., Inc.                            1,142,400
     12,100    Mellon Financial Corp.                                  556,600
      8,000    PNC Financial Services Group, Inc.                      526,320
     16,600    U.S. Bancorp                                            378,314
     18,700    Wells Fargo & Co.                                       868,241
                                                                 -------------
                                                                     4,552,415
                                                                 -------------

               CHEMICALS 1.1%
     16,200    Dow Chemical Co.                                        538,650
                                                                 -------------

               COMPUTER PRODUCTS 3.8%
     44,000    Compaq Computer Corp.                                   681,560
     10,800    International Business
               Machines Corp.                                        1,220,400
                                                                 -------------
                                                                     1,901,960
                                                                 -------------

               COMPUTER SERVICES 1.3%
     10,200    Electronic Data Systems Corp.                           637,500
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

               CONSUMER GOODS 1.6%
      9,300    Clorox Co.                                          $   314,805
      8,000    Hershey Foods Corp.                                     493,680
                                                                 -------------
                                                                       808,485
                                                                 -------------

               DRUGS 0.6%
      8,800    Schering-Plough Corp.                                   318,912
                                                                 -------------

               ENVIRONMENTAL CONTROL 0.9%
     14,100    Waste Management, Inc.                                  434,562
                                                                 -------------

               FINANCIAL SERVICES 17.9%
     26,287    Citigroup, Inc.                                       1,389,005
      6,500    Federal Home Loan Mortgage Corp.                        455,000
     21,400    Federal National Mortgage Assn.                       1,822,210
      6,500    First Data Corp.                                        417,625
      8,300    Franklin Resources, Inc.                                379,891
      6,600    Household International, Inc.                           440,220
     28,600    Morgan Stanley Dean Witter & Co.                      1,836,978
     22,700    Providian Financial Corp.                             1,343,840
     11,700    USA Education, Inc.                                     854,100
                                                                 -------------
                                                                     8,938,869
                                                                 -------------

               FORESTRY 0.8%
      6,900    Weyerhaeuser Co.                                        379,293
                                                                 -------------

               HEALTH CARE PRODUCTS 2.2%
      9,800    Biogen, Inc.*                                           532,728
     32,500    Boston Scientific Corp.*                                552,500
                                                                 -------------
                                                                     1,085,228
                                                                 -------------

               HEALTH CARE SERVICES 1.2%
     13,100    HCA, Inc.                                               591,989
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               INSURANCE 11.1%
     16,412    American International Group, Inc.                   $1,411,432
     21,400    Aon Corp.                                               749,000
     16,100    Chubb Corp.                                           1,246,623
     10,300    CIGNA Corp.                                             986,946
     13,300    Hartford Financial
               Services Group, Inc.                                    909,720
      4,200    Lincoln National Corp.                                  217,350
                                                                 -------------
                                                                     5,521,071
                                                                 -------------

               MANUFACTURING 6.0%
      8,700    Deere & Co.                                             329,295
     10,800    Illinois Tool Works, Inc.                               683,640
     12,700    Ingersoll-Rand Co.                                      523,240
      7,200    Minnesota Mining and
               Manufacturing Co.                                       821,520
     11,400    Tyco International Ltd.                                 621,300
                                                                 -------------
                                                                     2,978,995
                                                                 -------------

               MEDIA 1.5%
     22,000    AT&T Corp. - Liberty Media Group*                       384,780
      6,800    Viacom Inc., Class B*                                   351,900
                                                                 -------------
                                                                       736,680
                                                                 -------------

               NATURAL GAS UTILITIES 2.5%
     23,500    El Paso Corp.                                         1,234,690
                                                                 -------------

               OFFICE EQUIPMENT 2.4%
     23,200    Avery Dennison Corp.                                  1,184,360
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

               OIL AND GAS 6.8%
      3,600    Chevron Corp.                                        $  325,800
     10,656    ExxonMobil Corp.                                        930,802
      9,200    Phillips Petroleum Co.                                  524,400
     15,000    Royal Dutch Petroleum Co.                               874,050
      4,000    Texaco, Inc.                                            266,400
     13,800    Williams Cos., Inc.                                     454,710
                                                                 -------------
                                                                     3,376,162
                                                                 -------------

               PAPER AND PAPER PRODUCTS 3.7%
     32,800    Kimberly-Clark Corp.                                  1,833,520
                                                                 -------------

               RETAIL 9.4%
     27,300    Costco Wholesale Corp.*                               1,121,484
     15,100    Kroger Co.*                                             377,500
     13,200    Lowe's Cos., Inc.                                       957,660
     19,200    Safeway, Inc.*                                          921,600
      5,500    Sears, Roebuck and Co.                                  232,705
     32,000    Target Corp.                                          1,107,200
                                                                 -------------
                                                                     4,718,149
                                                                 -------------
               SEMICONDUCTORS 2.2%
      6,100    Applied Materials, Inc.*                                299,510
     28,000    Intel Corp.                                             819,000
                                                                 -------------
                                                                     1,118,510
                                                                 -------------

               TELECOMMUNICATIONS 4.8%
     20,700    AT&T Corp.                                              455,400
      7,300    SBC Communications, Inc.                                292,438
     14,800    Sprint Corp.                                            316,128
     25,214    Verizon Communications, Inc.                          1,348,949
                                                                 -------------
                                                                     2,412,915
                                                                 -------------

               Total Common Stocks
               (cost $46,435,044)                                   48,125,100
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


 Principal
   Amount                                                               Value
 ---------                                                            ---------

               SHORT-TERM INVESTMENT 3.2%

$1,611,995 UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 2.23%
               (cost $1,611,995)                                  $  1,611,995
                                                                 -------------

               Total Investments 99.8%
               (cost $48,047,039)                                   49,737,095

               Other Assets
               less Liabilities 0.2%                                   109,964
                                                                 -------------

               Net Assets 100.0%                                   $49,847,059
                                                                 =============

               *Non-income producing security
               See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               COMMON STOCKS 95.1%

               BANKING 3.3%
     26,199    Charter One Financial, Inc.                          $  835,748
      4,500    Northern Trust Corp.                                    281,250
     23,500    U.S. Bancorp                                            535,565
     12,600    Wells Fargo & Co.                                       585,018
                                                                 -------------
                                                                     2,237,581
                                                                 -------------

               BIOTECHNOLOGY 3.1%
     11,300    Genzyme Corp. - General Division*                       689,300
      5,100    IDEC Pharmaceuticals Corp.*                             345,219
     14,600    Invitrogen Corp.*                                     1,048,280
                                                                 -------------
                                                                     2,082,799
                                                                 -------------

               BUILDING 1.2%
      9,500    Centex Corp.                                            387,125
     20,205    D.R. Horton, Inc.                                       458,653
                                                                 -------------
                                                                       845,778
                                                                 -------------

               BUSINESS SERVICES 5.1%
      3,000    Apollo Group, Inc.*                                     127,350
     23,000    Concord EFS, Inc.*                                    1,196,230
     15,975    Fiserv, Inc.*                                         1,022,080
     14,400    Iron Mountain, Inc.*                                    645,696
     12,043    Paychex, Inc.                                           481,720
                                                                 -------------
                                                                     3,473,076
                                                                 -------------

               CHEMICALS 1.0%
     10,500    Air Products & Chemicals, Inc.                          480,375
      8,700    Engelhard Corp.                                         224,373
                                                                 -------------
                                                                       704,748
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

               COMPUTER PRODUCTS 1.7%
     21,100    Cabletron Systems, Inc.*                            $   482,135
     25,100    Cisco Systems, Inc.*                                    456,820
      3,300    Veritas Software Corp.*                                 219,549
                                                                 -------------
                                                                     1,158,504
                                                                 -------------

               COMPUTER SERVICES 5.8%
      9,900    Affiliated Computer Services, Inc.*                     711,909
     13,600    The Bisys Group, Inc.*                                  802,400
      9,200    CSG Systems International, Inc.*                        533,600
     10,700    Electronic Data Systems Corp.                           668,750
      7,400    Openwave Systems, Inc.*                                 256,780
     31,100    SunGard Data Systems, Inc.*                             933,311
                                                                 -------------
                                                                     3,906,750
                                                                 -------------

               COMPUTER SOFTWARE 4.4%
      8,100    Check Point Software
               Technologies Ltd.*                                      409,617
      6,300    Mercury Interactive Corp.*                              377,370
     24,500    Microsoft Corp.*                                      1,788,500
      7,700    Peoplesoft, Inc.*                                       379,071
                                                                 -------------
                                                                     2,954,558
                                                                 -------------

               CONSUMER GOODS 4.2%
     15,900    Fortune Brands, Inc.                                    609,924
      8,100    Hershey Foods Corp.                                     499,851
      7,300    Pepsi Bottling Group, Inc.                              292,730
     20,300    Pepsico, Inc.                                           897,260
     20,800    SYSCO Corp.                                             564,720
                                                                 -------------
                                                                     2,864,485
                                                                 -------------

               DIVERSIFIED MANUFACTURING
               OPERATIONS 4.8%
     44,200    General Electric Co.                                  2,154,750
     19,500    Tyco International Ltd.                               1,062,750
                                                                 -------------
                                                                     3,217,500
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               DRUGS 3.7%
     12,900    Biovail Corp.*                                      $   561,150
     13,646    King Pharmaceuticals, Inc.*                             733,473
     29,600    Pfizer, Inc.                                          1,185,480
                                                                 -------------
                                                                     2,480,103
                                                                 -------------

               EDUCATION 0.2%
      3,200    DeVry, Inc.*                                            115,584
                                                                 -------------

               ELECTRIC UTILITIES 0.4%
      8,300    Calpine Corp.*                                          313,740
                                                                 -------------

               ELECTRONICS 1.2%
      9,400    Emerson Electric Co.                                    568,700
      3,000    L-3 Communications Holdings, Inc.*                      228,900
                                                                 -------------
                                                                       797,600
                                                                 -------------

               ENVIRONMENTAL CONTROL 1.0%
     22,200    Waste Management, Inc.                                  684,204
                                                                 -------------

               FINANCIAL SERVICES 10.5%
     18,000    AmeriCredit Corp.*                                      935,100
     26,066    Citigroup, Inc.                                       1,377,327
     10,400    Federal Home Loan Mortgage Corp.                        728,000
      7,100    Franklin Resources, Inc.                                324,967
      8,600    Household International, Inc.                           573,620
      9,700    Merrill Lynch & Co., Inc.                               574,725
     34,098    Metris Cos., Inc.                                     1,149,444
     12,800    Providian Financial Corp.                               757,760
      9,200    USA Education, Inc.                                     671,600
                                                                 -------------
                                                                     7,092,543
                                                                 -------------

               HEALTH CARE PRODUCTS 1.6%
      4,800    Allergan, Inc.                                          410,400
     13,300    Baxter International, Inc.                              651,700
                                                                 -------------
                                                                     1,062,100
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

               HEALTH CARE SERVICES 6.4%
     10,650    Cardinal Health, Inc.                                $  734,850
     15,800    Community Health Systems, Inc.*                         466,100
     19,100    HCA, Inc.                                               863,129
     37,000    HEALTHSOUTH Corp.*                                      590,890
     24,900    Manor Care, Inc.*                                       790,575
     16,800    Tenet Healthcare Corp.*                                 866,712
                                                                 -------------
                                                                     4,312,256
                                                                 -------------

               INSURANCE 7.2%
     24,500    AFLAC, Inc.                                             771,505
     11,500    Allstate Corp.                                          505,885
      5,700    AMBAC Financial Group, Inc.                             331,740
     10,939    American International Group, Inc.                      940,754
      9,000    Everest Re Group, Ltd.                                  673,200
      9,600    MGIC Investment Corp.                                   697,344
     10,300    Nationwide Financial Services, Inc.                     449,595
     16,500    Old Republic International Corp.                        478,500
                                                                 -------------
                                                                     4,848,523
                                                                 -------------

               MANUFACTURING 1.1%
     13,400    Harley-Davidson, Inc.                                   630,872
      3,500    Waters Corp.*                                            96,635
                                                                 -------------
                                                                       727,507
                                                                 -------------

               MEDIA 3.5%
     26,400    AOL Time Warner, Inc.*                                1,399,200
      6,400    Hispanic Broadcasting Corp.*                            183,616
     12,000    McGraw-Hill Cos., Inc.                                  793,800
                                                                 -------------
                                                                     2,376,616
                                                                 -------------

               MEDICAL 4.3%
      8,800    Amgen, Inc.*                                            533,984
     23,000    Johnson & Johnson                                     1,150,000
     15,600    Laboratory Corp. of
               America Holdings*                                     1,199,640
                                                                 -------------
                                                                     2,883,624
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               NATURAL GAS UTILITIES 1.0%
     10,500    Aquila, Inc.*                                        $  258,825
      7,500    El Paso Corp.                                           394,050
                                                                 -------------
                                                                       652,875
                                                                 -------------

               OIL AND GAS 3.1%
      4,600    Anadarko Petroleum Corp.                                248,538
      4,700    Apache Corp.                                            238,525
      9,400    Nabors Industries, Inc.*                                349,680
     40,300    Ocean Energy, Inc.                                      703,235
      8,000    Santa Fe International Corp.                            232,000
      7,900    Valero Energy Corp.                                     290,562
                                                                 -------------
                                                                     2,062,540
                                                                 -------------

               PERSONAL SERVICES 0.4%
      5,900    Sabre Holdings Corp.*                                   295,000
                                                                 -------------

               RESTAURANTS 0.7%
     22,000    Starbucks Corp.*                                        506,000
                                                                 -------------

               RETAIL 7.3%
      2,800    Abercrombie & Fitch Co.*                                124,600
      6,200    Barnes & Noble, Inc.*                                   243,970
     19,500    Bed, Bath and Beyond, Inc.*                             608,400
      7,600    BJ's Wholesale Club, Inc.*                              404,776
      6,900    Costco Wholesale Corp.*                                 283,452
      8,200    CVS Corp.                                               316,520
      5,700    Home Depot, Inc.                                        265,335
      6,900    Kohl's Corp.*                                           432,837
      8,800    Michaels Stores, Inc.*                                  360,800
      9,800    Safeway, Inc.*                                          470,400
     31,900    Venator Group, Inc.*                                    488,070
      9,900    Wal-Mart Stores, Inc.                                   483,120
     11,400    Williams-Sonoma, Inc.*                                  442,548
                                                                 -------------
                                                                     4,924,828
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

SEMICONDUCTORS 4.5%
     14,300    Advanced Micro Devices, Inc.*                      $    412,984
     30,800    Intel Corp.                                             900,900
      8,200    International Rectifier Corp.*                          279,620
      7,400    KLA-Tencor Corp.*                                       432,678
      7,900    Linear Technology Corp.                                 349,338
      7,100    Novellus Systems, Inc.*                                 403,209
      2,600    NVIDIA Corp.*                                           241,150
                                                                 -------------
                                                                     3,019,879
                                                                 -------------

               TELECOMMUNICATIONS 1.8%
      7,100    Amdocs Ltd.*                                            382,335
     12,700    American Tower Corp.                                    262,509
        200    AT&T Corp.                                                4,400
      6,800    CIENA Corp.*                                            258,400
      5,600    Comverse Technology, Inc.*                              322,672
                                                                 -------------
                                                                     1,230,316
                                                                 -------------
               TRANSPORTATION 0.6%
      7,400    United Parcel Service, Inc.                             427,720
                                                                 -------------

               Total Common Stock
               (cost $57,873,438)                                   64,259,337
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


 Principal
   Amount                                                               Value
 ---------                                                            ---------

               CONVERTIBLE BONDS 0.6%

$   338,000    Lamar Advertising Co.,
               5.25%, 9/15/06
               (cost $364,503)                                    $    395,460
                                                                 -------------


               SHORT-TERM INVESTMENT 4.2%
  2,845,036    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 2.23%
               (cost $2,845,036)                                     2,845,036
                                                                 -------------

               Total Investments 99.9%
               (cost $61,082,977)                                   67,499,833

               Other Assets
               less Liabilities 0.1%                                    80,745
                                                                 -------------

               Net Assets 100.0%                                   $67,580,578
                                                                 =============

               *Non-income producing security
               See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               COMMON STOCKS 96.5%

               BIOTECHNOLOGY 3.0%
      2,600    Invitrogen Corp.*                                      $186,680
                                                                 -------------

               BUILDING MATERIALS 2.2%
      3,200    Lennar Corp.                                            133,440
                                                                 -------------

               BUSINESS SERVICES 6.5%
      1,900    Alliance Data Systems Corp.*                             28,500
      1,800    The Corporate Executive Board Co.*                       75,600
      3,300    Iron Mountain, Inc.*                                    147,972
      2,000    MAXIMUS, Inc.*                                           80,180
      2,500    Tetra Tech, Inc.*                                        68,000
                                                                 -------------
                                                                       400,252
                                                                 -------------

               COMPUTER SERVICES 11.5%
      2,600    Affiliated Computer Services, Inc.*                     186,966
      4,300    The Bisys Group, Inc.*                                  253,700
      1,300    Carreker Corp.*                                          27,950
      1,100    CSG Systems International, Inc.*                         63,800
      1,200    Jack Henry & Associates                                  37,200
      4,800    SunGard Data Systems, Inc.*                             144,048
                                                                 -------------
                                                                       713,664
                                                                 -------------

               COMPUTER SOFTWARE 1.5%
        800    IONA Technologies PLC*                                   30,800
      1,000    Mercury Interactive Corp.*                               59,900
                                                                 -------------
                                                                        90,700
                                                                 -------------

               DRUGS 7.1%
      5,800    Biovail Corp.*                                          252,300
      3,500    King Pharmaceuticals, Inc.*                             188,125
                                                                 -------------
                                                                       440,425
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

               EDUCATION 2.9%
      2,200    DeVry, Inc.*                                          $  79,464
      2,200    Edison Schools, Inc.*                                    50,248
      1,200    Education Management Corp.*                              48,060
                                                                 -------------
                                                                       177,772
                                                                 -------------

               ELECTRONICS 1.1%
        900    L-3 Communications
               Holdings, Inc.*                                          68,670
                                                                 -------------

               FINANCIAL SERVICES 8.0%
      4,700    AmeriCredit Corp.*                                      244,165
      7,500    Metris Cos., Inc.                                       252,825
                                                                 -------------
                                                                       496,990
                                                                 -------------

               HAND/MACHINE TOOLS 0.5%
        900    Kennametal Inc.                                          33,210
                                                                 -------------

               HEALTH CARE PRODUCTS 2.6%
      2,600    Medicis Pharmaceutical Corp.*                           137,800
        400    Myriad Genetics, Inc.*                                   25,328
                                                                 -------------
                                                                       163,128
                                                                 -------------

               HEALTH CARE SERVICES 3.7%
      2,050    Accredo Health, Inc.*                                    76,239
      1,800    Triad Hospitals, Inc.*                                   53,046
      2,200    Universal Health
               Services, Inc., Class B*                                100,100
                                                                 -------------
                                                                       229,385
                                                                 -------------

               INSURANCE 10.0%
      1,400    Everest Re Group, Ltd.                                  104,720
      1,700    Odyssey Re Holdings Corp.*                               30,719
      5,400    Old Republic International Corp.                        156,600
      2,500    The PMI Group, Inc.                                     179,150
      3,600    Radian Group, Inc.                                      145,620
                                                                 -------------
                                                                       616,809
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


   Number
 of Shares                                                              Value
 ---------                                                            ---------

               INTERNET 1.7%
      1,900    Centillium Communications, Inc.*                      $  47,006
      1,400    SeeBeyond Technology Corp.*                              15,400
      2,200    Websense, Inc.*                                          44,000
                                                                 -------------
                                                                       106,406
                                                                 -------------

               MANUFACTURING 1.2%
      1,100    Roper Industries, Inc.                                   45,925
      1,100    Waters Corp.*                                            30,371
                                                                 -------------
                                                                        76,296
                                                                 -------------

               MEDIA 2.9%
      2,200    Hispanic Broadcasting Corp.*                             63,118
      5,300    Radio One, Inc., Class D*                               116,865
                                                                 -------------
                                                                       179,983
                                                                 -------------

               OIL AND GAS 6.7%
      1,300    Devon Energy Corp.                                       68,250
        700    Hanover Compressor Co.*                                  23,163
        600    Mitchell Energy &
               Development Corp.                                        27,750
      2,000    National-Oilwell, Inc.*                                  53,600
      3,300    Patterson-UTI  Energy, Inc.*                             58,971
      2,200    Pogo Producing Co.                                       52,800
      2,100    Valero Energy Corp.                                      77,238
      1,900    Veritas DGC, Inc.*                                       52,725
                                                                 -------------
                                                                       414,497
                                                                 -------------

               PERSONAL SERVICES 1.4%
      2,700    Bright Horizons Family
               Solutions, Inc.*                                         84,780
                                                                 -------------

   Number
 of Shares                                                              Value
 ---------                                                            ---------

               RETAIL 14.5%
      3,000    99 Cents Only Stores*                               $    89,850
        700    Abercrombie & Fitch Co.*                                 31,150
      2,700    Barnes & Noble, Inc.*                                   106,245
        900    BJ's Wholesale Club, Inc.*                               47,934
      1,650    The Cheesecake Factory, Inc.*                            46,695
      1,700    Coach, Inc.*                                             64,685
      2,600    Copart, Inc.*                                            76,050
        900    Duane Reade, Inc.*                                       29,250
      1,200    Furniture Brands International, Inc.*                    33,600
      3,000    Too, Inc.*                                               82,200
      5,900    Venator Group, Inc.*                                     90,270
      3,400    Williams-Sonoma, Inc.*                                  131,988
      3,900    Wolverine World Wide, Inc.                               69,693
                                                                 -------------
                                                                       899,610
                                                                 -------------

               SEMICONDUCTORS 1.5%
        800    AstroPower, Inc.*                                        41,712
      2,500    Exar Corp.*                                              49,400
                                                                 -------------
                                                                        91,112
                                                                 -------------

               TELECOMMUNICATIONS 4.6%
      4,300    American Tower Corp.                                     88,881
      1,400    Digital Lightwave, Inc.*                                 51,744
      3,100    SBA Communications Corp.*                                76,725
      5,133    Stratos Lightwave, Inc.*                                 66,729
                                                                 -------------
                                                                       284,079
                                                                 -------------

               TEXTILES 1.4%
      2,500    Mohawk Industries, Inc.*                                 88,000
                                                                 -------------

               Total Common Stocks
               (cost $5,460,307)                                     5,975,888
                                                                 -------------

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2001 (UNAUDITED)


 Principal
   Amount                                                               Value
 ---------                                                            ---------

               SHORT-TERM INVESTMENT 3.0%

   $186,981    UMB Bank, n.a., Money Market
               Fiduciary, Demand Deposit, 2.23%
               (cost $186,981)                                    $    186,981
                                                                 -------------

               Total Investments 99.5%
               (cost $5,647,288)                                     6,162,869

               Other Assets
               less Liabilities 0.5%                                    29,312
                                                                 -------------

               Net Assets 100.0%                                   $ 6,192,181
                                                                 =============

       *Non-income producing security
       See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

                             FIXED INCOME    VALUE       GROWTH     SMALL-CAP
                                 FUND        FUND         FUND        FUND
                                -----        -----       -----        -----
ASSETS:
  Investments at value
     (cost $47,763,301,
     $48,047,039, $61,082,977
     and $5,647,288,
     respectively)            $48,208,861 $49,737,095  $67,499,833  $6,162,869
  Receivable for
     securities sold              456,191     211,520      573,483      34,446
  Capital shares receivable        46,284      55,136      690,811       2,225
  Interest and dividends
     receivable                   743,899      52,129       32,223       1,403
  Receivable from adviser           3,334           -            -       4,398
  Receivable for paydowns          33,087           -            -           -
  Prepaid expenses                 13,684      14,834       20,994      13,485
                               ----------  ----------   ----------  ----------

     Total Assets              49,505,340  50,070,714   68,817,344   6,218,826
                               ----------  ----------   ----------  ----------

LIABILITIES:
  Payable for securities
     purchased                  2,235,612     141,095    1,124,756       4,957
  Capital shares payable                -       3,731        8,656           -
  Dividend payable                  5,308           -            -           -
  Payable to custodian            172,935           -            -           -
  Accrued expenses                 33,057      37,418       48,629      15,249
  Accrued investment
     advisory fee                  23,014      41,411       54,725       6,439
                               ----------  ----------   ----------  ----------

     Total Liabilities          2,469,926     223,655    1,236,766      26,645
                               ----------  ----------   ----------  ----------

NET ASSETS                    $47,035,414 $49,847,059  $67,580,578  $6,192,181
                               ==========  ==========   ==========  ==========

NET ASSETS CONSIST OF:
  Capital stock               $       477 $       467  $       424  $       97
  Paid-in-capital in
     excess of par             47,445,066  50,558,857   62,071,697   6,419,379
  Undistributed net
     investment income             14,228           -            -           -
  Undistributed net
     realized loss
     on investments             (869,917) (2,402,321)    (908,399)   (742,876)
  Net unrealized appreciation
     on investments               445,560   1,690,056    6,416,856     515,581
                               ----------  ----------   ----------  ----------

NET ASSETS                    $47,035,414 $49,847,059  $67,580,578  $6,192,181
                               ==========  ==========   ==========  ==========

CAPITAL STOCK, $.0001
  PAR VALUE:
  Authorized                  125,000,000 125,000,000  125,000,000 125,000,000
  Issued and outstanding        4,777,128   4,671,958    4,246,731     966,924

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE            $9.85      $10.67       $15.91       $6.40
                               ==========  ==========   ==========  ==========

See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                             FIXED INCOME    VALUE       GROWTH     SMALL-CAP
                                 FUND        FUND         FUND        FUND
                                -----        -----       -----        -----
INVESTMENT INCOME:
  Interest                     $1,534,550     $29,813      $84,155     $14,861
  Dividends                             -     360,970      150,371       7,983
                               ----------  ----------   ----------  ----------
                                1,534,550     390,783      234,526      22,844
EXPENSES:
  Investment advisory fees        135,453     258,022      322,390      37,952
  Administration and fund
    accounting fees                37,966      43,392       54,217       5,106
  Shareholder servicing fees       24,627      33,700       43,193      17,321
  Professional fees                13,459      15,936       18,811       1,686
  Federal and state
    registration fees               7,988       8,863       13,154       7,889
  Custody fees                      7,414       5,765        6,689       4,523
  Reports to shareholders           5,450       6,688        7,963         777
  Directors' fees                   2,777       3,295        3,874         313
  12b-1 fees                            -           -            -       7,590
  Other                            10,805       4,200        5,600       2,114
                               ----------  ----------   ----------  ----------

  Total expenses before waiver    245,939     379,861      475,891      85,271
  Waiver of fees                 (20,184)           -            -    (26,066)
                               ----------  ----------   ----------  ----------

    Net Expenses                  225,755     379,861      475,891      59,205
                               ----------  ----------   ----------  ----------

NET INVESTMENT INCOME (LOSS)    1,308,795      10,922    (241,365)    (36,361)
                               ----------  ----------   ----------  ----------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain (loss)
    on investments               (69,063)     997,233    (290,310)   (636,716)
  Change in unrealized
    appreciation/depreciation
    on investments                608,502 (2,397,544)  (5,228,444)     390,080
                               ----------  ----------   ----------  ----------

    Net Gain (Loss)
       on Investments             539,439 (1,400,311)  (5,518,754)   (246,636)
                               ----------  ----------   ----------  ----------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS              $1,848,234 $(1,389,389) $(5,760,119)  $(282,997)
                               ==========  ==========   ==========  ==========

See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                       FIXED INCOME                VALUE                    GROWTH                 SMALL-CAP
                                           FUND                     FUND                     FUND                     FUND
                                           ----                     ----                     ----                     ----

                                Six months               Six months               Six months               Six months
                                   ended        Year        ended        Year        ended        Year        ended        Year
                                 June 30,      ended      June 30,      ended      June 30,      ended      June 30,      ended
                                   2001       Dec. 31,      2001       Dec. 31,      2001       Dec. 31,      2001       Dec. 31,
                                (Unaudited)     2000     (Unaudited)     2000     (Unaudited)     2000     (Unaudited)     2000
                                ----------- -----------  ----------- -----------  ----------- -----------  ----------- -----------
OPERATIONS:
  Net investment income (loss)  $1,308,795   $2,498,335     $10,922     $810,036  $(241,365)   $(516,690)   $(36,361)     $501,515
  Net realized gain (loss)
     on investments               (69,063)    (323,774)     997,233  (3,452,300)   (290,310)    7,101,842   (636,716)    1,973,138
  Change in unrealized
     appreciation/depreciation
     on investments                608,502    1,474,763 (2,397,544)    1,550,318 (5,228,444)  (5,362,795)     390,080  (1,264,072)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
  Net Increase (Decrease)
     in Net Assets Resulting
     from Operations             1,848,234    3,649,324 (1,389,389)  (1,091,946) (5,760,119)    1,222,357   (282,997)    1,210,581
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

DISTRIBUTIONS OF:
  Net investment income        (1,335,043)  (2,477,443)    (14,777)    (776,720)           -            -           -    (505,408)
  Net realized gains                     -            -           -    (654,877)           -  (8,781,545)           -  (2,481,490)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Total Distributions       (1,335,043)  (2,477,443)    (14,777)  (1,431,597)           -  (8,781,545)           -  (2,986,898)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                   10,127,595   13,728,738   3,914,624   15,453,084  11,360,732   59,926,346   4,218,372    2,974,141
  Shares issued to holders in
     reinvestment of
     distributions               1,300,417    2,319,646      14,456    1,386,945           -    8,607,542           -    2,974,980
  Shares redeemed              (9,976,279) (14,303,646) (7,649,562) (17,158,182) (6,356,337) (52,505,446) (4,158,947) (22,692,738)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Net Increase (Decrease)     1,451,733    1,744,738 (3,720,482)    (318,153)   5,004,395   16,028,442      59,425 (16,743,617)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

TOTAL INCREASE (DECREASE) IN
NET ASSETS                       1,964,924    2,916,619 (5,124,648)  (2,841,696)   (755,724)    8,469,254   (223,572) (18,519,934)

NET ASSETS:
  Beginning of period           45,070,490   42,153,871  54,971,707   57,813,403  68,336,302   59,867,048   6,415,753   24,935,687
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
  End of period                $47,035,414  $45,070,490 $49,847,059  $54,971,707 $67,580,578  $68,336,302 $ 6,192,181   $6,415,753
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========


See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                           FIXED INCOME FUND                                        VALUE FUND
                          ---------------------------------------------------  ---------------------------------------------------
                          Six months  Year    Year     Year     Year     Year Six months  Year     Year     Year    Year     Year
                            ended    ended    ended    ended   ended    ended    ended    ended   ended    ended    ended    ended
                           June 30,   Dec.    Dec.     Dec.     Dec.     Dec.  June 30,   Dec.     Dec.     Dec.    Dec.     Dec.
                             2001     31,      31,      31,     31,      31,     2001      31,     31,      31,      31,      31,
                         (Unaudited)  2000    1999     1998     1997     1996 (Unaudited) 2000     1999     1998    1997     1996
                            ------   ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Net Asset Value,
  Beginning of Period       $9.73    $9.47   $10.18   $10.17   $9.90   $10.17   $10.91   $11.34  $13.21   $14.89   $13.26   $11.83

Income (Loss) from
  Investment Operations:
  Net investment income      0.28     0.58     0.53     0.54    0.55     0.54        -     0.17    0.21     0.23     0.26     0.23
  Net realized and
     unrealized gains
     (losses) on
     investments             0.13     0.25   (0.71)     0.17    0.27   (0.27)   (0.24)   (0.31)  (0.09)     0.57     3.40     2.18
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------
     Total from Investment
       Operations            0.41     0.83   (0.18)     0.71    0.82     0.27   (0.24)   (0.14)    0.12     0.80     3.66     2.41
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------

Less Distributions:
  From net investment
     income                (0.29)   (0.57)   (0.53)   (0.54)  (0.55)   (0.54)     -(1)   (0.16)  (0.20)   (0.23)   (0.26)   (0.23)
  From net realized gains       -        -        -   (0.16)       -        -        -   (0.13)  (1.79)   (2.25)   (1.77)   (0.75)
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------
     Total Distributions   (0.29)   (0.57)   (0.53)   (0.70)  (0.55)   (0.54)        -   (0.29)  (1.99)   (2.48)   (2.03)   (0.98)
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------

Net Asset Value,
  End of Period             $9.85    $9.73  $  9.47   $10.18  $10.17  $  9.90   $10.67   $10.91  $11.34   $13.21   $14.89   $13.26
                           ======   ======   ======   ======  ======   ======   ======   ======  ======   ======   ======   ======

Total Return(2)             4.16%    9.11%  (1.86)%    7.17%   8.54%    2.83%  (2.17)%  (1.19)%   1.12%    5.50%   27.85%   20.43%

Supplemental Data
  and Ratios:
  Net assets, end of
     period (in thousands)$47,035  $45,070  $42,154  $42,865 $40,699  $37,229  $49,847  $54,972 $57,813  $64,877  $73,594  $54,184
Ratio to Average Net
  Assets of:(3)
  Expenses, net of waivers  1.00%    1.00%    1.00%    1.00%   0.99%    1.00%    1.47%    1.42%   1.38%    1.36%    1.37%    1.40%
  Expenses, before waivers  1.09%    1.07%    1.02%    1.03%   1.05%    1.03%    1.47%    1.42%   1.38%    1.36%    1.37%    1.40%
  Net investment income,
     net of waivers         5.80%    6.05%    5.37%    5.27%   5.54%    5.44%    0.04%    1.53%   1.56%    1.49%    1.74%    1.79%
  Net investment income,
     before waivers         5.71%    5.98%    5.35%    5.24%   5.48%    5.41%    0.04%    1.53%   1.56%    1.49%    1.74%    1.79%
Portfolio turnover rate(2)    75%     152%     131%     120%    102%     169%      34%      81%    100%      64%      42%      32%


(1)  Amount less than $0.01 per share.
(2)  Not annualized for the six months ended June 30, 2001.
(3)  Annualized for the six months ended June 30, 2001.

See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONT'D.)


                                              GROWTH FUND                                       SMALL-CAP FUND(1)
                          ---------------------------------------------------  ---------------------------------------------------
                          Six months  Year    Year     Year     Year     Year Six months  Year     Year     Year    Year     Year
                            ended    ended    ended    ended   ended    ended    ended    ended   ended    ended    ended    ended
                           June 30,   Dec.    Dec.     Dec.     Dec.     Dec.  June 30,   Dec.     Dec.     Dec.    Dec.     Dec.
                             2001     31,      31,      31,     31,      31,     2001      31,     31,      31,      31,      31,
                         (Unaudited)  2000    1999     1998     1997     1996 (Unaudited) 2000     1999     1998    1997     1996
                            ------   ------  ------   ------   ------   ------  ------   ------   ------   ------  ------   ------
Net Asset Value,
  Beginning of Period      $17.41   $19.48   $17.57   $15.12  $13.45   $12.13    $6.85   $10.40  $11.34   $11.58   $11.53   $11.03

Income (Loss) from
     Investment Operations:
  Net investment
     income (loss)         (0.06)   (0.13)   (0.14)   (0.10)  (0.06)   (0.06)   (0.04)     0.30    0.27     0.28     0.31     0.26
  Net realized and
     unrealized gains
     (losses) on
     investments           (1.44)     0.63     4.20     3.40    3.93     2.84   (0.41)     0.03    0.17     0.68     1.95     1.41
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------
     Total from Investment
       Operations          (1.50)     0.50     4.06     3.30    3.87     2.78   (0.45)     0.33    0.44     0.96     2.26     1.67
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------

Less Distributions:
  From net investment income    -        -        -        -       -        -        -   (0.30)  (0.26)   (0.28)   (0.30)   (0.26)
  From net realized gains       -   (2.57)   (2.15)   (0.85)  (2.20)   (1.46)        -   (3.58)  (1.12)   (0.92)   (1.91)   (0.91)
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------
     Total Distributions        -   (2.57)   (2.15)   (0.85)  (2.20)   (1.46)        -   (3.88)  (1.38)   (1.20)   (2.21)   (1.17)
                           ------   ------   ------   ------  ------   ------   ------   ------  ------   ------   ------   ------

Net Asset Value,
  End of Period            $15.91   $17.41   $19.48   $17.57  $15.12   $13.45    $6.40   $ 6.85  $10.40   $11.34   $11.58   $11.53
                           ======   ======   ======   ======  ======   ======   ======   ======  ======   ======   ======   ======

Total Return(2)           (8.62)%    2.48%   23.12%   21.95%  28.97%   22.90%  (6.42)%    3.19%   4.06%    8.46%   19.91%   15.29%

Supplemental Data
  and Ratios:
  Net assets,
     end of period
     (in thousands)       $67,581  $68,336  $59,867  $47,400 $35,990  $22,593   $6,192   $6,416 $24,936  $27,089  $29,164  $29,670
Ratio to Average Net
  Assets of:(3)
  Expenses, net of waivers  1.48%    1.41%    1.41%    1.42%   1.49%    1.50%    1.95%    1.52%   1.50%    1.44%    1.45%    1.44%
  Expenses, before waivers  1.48%    1.41%    1.41%    1.42%   1.49%    1.54%    2.81%    1.68%   1.53%    1.49%    1.52%    1.49%
  Net investment
     income (loss),
     net of waivers       (0.75)%  (0.77)%  (0.83)%  (0.71)% (0.66)%  (0.55)%  (1.20)%    2.51%   2.39%    2.38%    2.44%    2.23%
  Net investment
     income (loss),
     before waivers       (0.75)%  (0.77)%  (0.83)%  (0.71)% (0.66)%  (0.59)%  (2.06)%    2.35%   2.36%    2.33%    2.37%    2.18%
Portfolio turnover rate(2)    50%      95%      99%      96%    104%     112%      51%     130%    118%     102%      94%     111%


(1) Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.
(2)  Not annualized for the six months ended June 30, 2001.
(3)  Annualized for the six months ended June 30, 2001.

See notes to financial statements.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisors, Inc. (the "Advisor") and commenced operations on January 3, 1994.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders - All of the Funds pay dividends of net investment income quarterly except the Fixed Income Fund and the Small-Cap Fund, which pay dividends from net investment income monthly and annually, respectively.

Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) AICPA Audit and Accounting Guide - The revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide") has been released and is effective for fiscal years beginning after December 15, 2000. The Funds comply with all applicable aspects of the Guide and expect that the impact of the Guide will be insignificant.

g) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. INVESTMENT ADVISORY AGREEMENT
Each Fund has entered into an agreement with the Advisor, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the six months ended June 30, 2001, the Funds paid the Advisor a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; and 1.25% for the Small-Cap Fund.

The Advisor voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceeded 1.00% of the average daily net assets of the Fixed Income, 1.50% of the average daily net assets of the Value and Growth Funds and 1.95% of the average daily net assets of the Small-Cap Fund, respectively, computed on a daily basis. For the six months ended June 30, 2001, expenses of $20,184 and $26,066 were waived by the Advisor in the Fixed Income and Small-Cap Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. As of June 30, 2001, the Small-Cap Fund was the only Fund participating in the Plan.

(LOGO) AQUINAS FUNDS
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the six months ended June 30, 2001, were as follows:

                        Fixed Income       Value          Growth      Small-Cap
                            Fund           Fund            Fund          Fund
                            ----           ----            ----          ----

  Shares sold             1,025,113       371,007         728,883      686,733
  Shares issued to
     holders in
     reinvestment of
     distributions          131,866         1,409               -            -
  Shares redeemed       (1,010,285)     (739,339)       (407,757)    (655,844)
                        -----------   -----------     -----------  -----------
     Net Increase
       (Decrease)           146,694     (366,923)         321,126       30,889
                         ==========    ==========      ==========   ==========

  Transactions in shares of the Funds for the year ended December 31, 2000, were as follows:

                        Fixed Income       Value          Growth      Small-Cap
                            Fund           Fund            Fund          Fund
                            ----           ----            ----          ----

  Shares sold             1,435,668     1,398,927       2,893,372      347,769
  Shares issued to
     holders in
     reinvestment
     of distributions       243,896       128,032         490,956      407,287
  Shares redeemed       (1,498,611)   (1,586,690)     (2,532,090)  (2,217,734)
                        -----------   -----------     -----------  -----------
     Net Increase
     (Decrease)             180,953      (59,731)         852,238  (1,462,678)
                         ==========    ==========      ==========   ==========

6.INVESTMENT TRANSACTIONS
  The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2001, were as follows:

                        Fixed Income       Value          Growth      Small-Cap
                            Fund           Fund            Fund          Fund
                            ----           ----            ----          ----

  Purchases
     U.S. Government    $13,376,909             -               -            -
     Other               21,985,462   $17,154,684     $36,535,841   $4,303,617
  Sales
     U.S. Government     10,309,602             -               -            -
     Other               23,419,962    20,460,313      31,178,385    2,740,761

  At June 30, 2001, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $47,783,790, $48,263,804, $61,497,689 and $5,654,964 were as follows:

                        Fixed Income       Value          Growth      Small-Cap
                            Fund           Fund            Fund          Fund
                            ----           ----            ----          ----

  Appreciation             $904,748    $4,567,142      $9,579,653     $894,280
  Depreciation            (479,677)   (3,093,851)     (3,577,509)    (386,375)
                        -----------   -----------     -----------  -----------
  Net Appreciation
     (Depreciation)
     on Investments        $425,071    $1,473,291      $6,002,144     $507,905
                         ==========    ==========      ==========   ==========

                      This page intentionally left blank.

                      This page intentionally left blank.

(LOGO) AF

THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.